Group Information	12 Months Ended
Dec. 31, 2024
Disclosure of Group Information [Abstract]
Group Information

25. GROUP INFORMATION

A. Related parties

Details of transactions and balances with related parties are as follows:

Year ended December 31, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Revenue	—	—	—	—
Interest	—	—	—	—
Impairment of financial assets	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

	Year ended December 31, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	328	—	—	328
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

	Year ended December 31, 2022
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	67	—	—	67
Interest	—	47	—	47
Impairment of financial assets	—	(1,945)	—	(1,945)
Statement of financial position

Only revenues to shareholders holding a minimal interest in the Group of 50% has been disclosed as a related party transaction in accordance with IAS 24 definitions.

In connection with the August 2024 private placement of Class A Shares, Enric Asuncion Escorsa purchased 40,372 Class A Shares, Orilla Asset Management, S.L. purchased 4,279,371 Class A Shares, AM Gestio, S.L. purchased 1,614,857 Class A Shares, Consilium, S.L. purchased 2,139,686 Class A Shares and Generac Power Systems, Inc purchased 28,259,991 Class A Shares , in each case, at price of $1.24 per share.

In connection with the June 2023 private placement of Class A Shares, Enric Asuncion Escorsa purchased 387,597 Class A Shares, Orilla Asset Management, S.L. purchased 7,751,938 Class A Shares, AM Gestio, S.L. purchased 1,937,985 Class A Shares, Consilium, S.L. purchased 6,429,330 Class A Shares, Anangu Corp, S.L. purchased 387,597 Class A Shares and Black Label Equity I SCR, S.A. purchased 1,937,985 Class A Shares, in each case, at price of $2.58 per share.

In connection with the December 2023 private placement of Class A Shares, Enric Asuncion Escorsa purchased 65,574 Class A Shares, Orilla Asset Management, S.L. purchased 327,869 Class A Shares and Inversiones Financieras Perseo, S.L. purchased 98,361 Class A Shares, in each case, at price of $3.05 per share.

B. Remuneration of Directors and Key Management

The remuneration expenses recorded for the members of the Board of Directors in 2024, 2023 and 2022 are as follows:

	Year ended December 31,
(thousand Euros)	2024	2023	2022
Short-term benefits	394	436	774
Cost of non-executive directors	465	424	303
Share-based payment plan expenses	—	1,078	6,146
Total	859	1,938	7,223

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2024	2023	2022
Short-term benefits	1,602	1,724	1,908
Termination benefits	325	14	206
Share-based payment plan expenses	1,383	2,863	13,842
Total	3,310	4,601	15,956

No expenses for post-employment benefits were incurred during 2024, 2023 and 2022.

At December 31, 2024 and 2023 the group had no pension or life insurance obligations with members of senior management.

At December 31, 2024 and 2023 no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.

During 2024, public liability insurance premiums of Euros 523 thousand (Euros 996 thousand in 2023) had been incurred to be covered for damages or losses that may be incurred by directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the Directors and has therefore not be included in the table above.